Other Operating Income/(Loss), Net - Summary of Gain Loss on Sale of Business (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of other operating income [line items]
Goodwill	₨ 116,980	₨ 139,127	$ 1,902	₨ 131,012
Intangible assets		₨ 13,085	$ 179	₨ 16,362
Hosted data center services business [member]
Disclosure of other operating income [line items]
Disposal costs	660
Goodwill	13,009
Workday business [member]
Disclosure of other operating income [line items]
Goodwill	4,893
Intangible assets	₨ 740